Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance (in shares) at Sep. 30, 2013	[1]	10,077,482
Beginning balance at Sep. 30, 2013		$ 202,000	$ 69,792,000	$ (54,212,000)	$ 15,000	$ 15,797,000
Stock – based compensation stock options			871,000			871,000
Net income				18,643,000		18,643,000
Ending balance (in shares) at Sep. 30, 2014		12,464,941
Ending balance at Sep. 30, 2014		$ 249,000	79,837,000	(35,569,000)	15,000	44,532,000
Stock – based compensation stock options			391,000			391,000
Net income				285,000		285,000
Ending balance (in shares) at Sep. 30, 2015		12,473,968
Ending balance at Sep. 30, 2015		$ 249,000	80,282,000	(35,284,000)	15,000	45,262,000
Stock – based compensation stock options			125,000			125,000
Stock repurchase (in shares)		(33,933)
Stock repurchase			(86,000)			(86,000)
Net income				(244,000)		(244,000)
Ending balance (in shares) at Jun. 30, 2016		12,440,035
Ending balance at Jun. 30, 2016		$ 249,000	$ 80,321,000	$ (35,528,000)	$ 15,000	$ 45,057,000

[1]	Includes 18,576 shares previously not reported and reflects the issuance of 886 shares for roundup of fractional shares due to reverse stock split